Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Based on these considerations, the following table provides disaggregated revenue data by the phase in a well’s lifecycle during which revenue has been recorded (in thousands):

	Successor (NESR)		Predecessor (NPS)
	Period from	Period from	Period from
	January 1	June 7	January 1	Year ended
	to December 31,	to December 31,	to June 6,	December 31,
	2019	2018	2018	2017
Revenue by Phase in Well’s Lifecycle:
Production Services	$405,654	$215,791	$112,295	$228,763
Drilling and Evaluation Services	252,731	132,799	24,732	42,561
Total revenue by phase in well’s life cycle	$658,385	$348,590	$137,027	$271,324

Successor [Member]
Schedule of Segment Reporting, Information on Revenues and Long-lived Assets

Revenue from operations

	Successor (NESR)		Predecessor (NPS)
	Period from	Period from	Period from	Year ended
	January 1	June 7	January 1	December 31,
	to December 31,	to December 31,	to June 6,	2017
	2019	2018	2018
Reportable Segment:
Production Services	$405,654	$215,791	$112,295	$228,763
Drilling and Evaluation Services	252,731	132,799	24,732	42,561
Total revenue	$658,385	$348,590	$137,027	$271,324

Long-lived assets

	December 31, 2019	December 31, 2018
Reportable Segment:
Production Services	$290,765	$219,278
Drilling and Evaluation Services	115,241	98,163
Total Reportable Segments	406,006	317,441
Unallocated assets	13,301	11,286
Total long-lived assets	$419,307	$328,727

Segment EBITDA

	Successor (NESR)		Predecessor (NPS)
	Period from	Period from	Period from
	January 1	June 7	January 1	Year ended
	to December 31,	to December 31,	to June 6,	December 31,
	2019	2018	2018	2017
Segment EBITDA:
Production Services	$130,839	$77,482	$36,836	$81,780
Drilling and Evaluation Services	52,962	32,782	3,267	4,952
Total Segment EBITDA	183,801	110,264	40,103	86,732
Unallocated Costs	(18,629)	(8,013)	(9,651)	(8,665)
Interest expense, net	(18,971)	(14,383)	(4,090)	(6,720)
Depreciation and amortization	(93,766)	(43,457)	(17,284)	(38,408)
Income before income tax	$52,435	$44,411	$9,078	$32,939

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Revenue by geographic area

	Successor (NESR)		Predecessor (NPS)
	Period from	Period from	Period from
	January 1	June 7	January 1	Year ended
	to December 31,	to December 31,	to June 6,	December 31,
	2019	2018	2018	2017
Geographic area:
MENA	$647,434	$345,047	$134,479	$267,366
Rest of World	10,951	3,543	2,548	3,958
Total revenue	$658,385	$348,590	$137,027	$271,324

Long-lived assets by geographic area

	December 31, 2019	December 31, 2018
Geographic area:
MENA	$409,139	$319,552
Rest of World	10,168	9,175
Total long-lived assets	$419,307	$328,727